Distribution Date: Oct 25, 2006
DISTRIBUTION PACKAGE
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Diana J. Kenneally
Account Administrator
617-603-6406
503-258-5962
diana.kenneally@usbank.com
N/A
Aurora Loan Services LLC
April 25, 2006
March 31, 2006
March 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Remittance Summary Servicer

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Vaneta Bernard
Account Administrator
617-603-6413
vaneta.bernard@usbank.com
Distribution Date
25-Oct-06
Determination Date 18-Oct-06 Accrual Periods: Begin End
Record Date -Physical Certificates 30-Sep-06 9/25/2006 10/24/2006
Record Date -non Physical Certificates 24-Oct-06
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
A1-A 5.41000% $216,999,000.00 $186,077,261.22 $6,232,084.20 $838,898.32 $7,070,982.52 0.00 $0.00 $179,845,177.02
A1-B1 5.50000% $164,964,000.00 $164,964,000.00 $0.00 $756,085.00 $756,085.00 0.00 $0.00 $164,964,000.00
A1-B2 5.58000% $18,737,000.00 $18,737,000.00 $0.00 $87,127.05 $87,127.05 0.00 $0.00 $18,737,000.00
A1-C1 5.56000% $207,014,000.00 $207,014,000.00 $0.00 $959,164.87 $959,164.87 0.00 $0.00 $207,014,000.00
A1-C2 5.65000% $23,001,000.00 $23,001,000.00 $0.00 $108,296.38 $108,296.38 0.00 $0.00 $23,001,000.00
A1-D1 5.66000% $58,508,000.00 $58,508,000.00 $0.00 $275,962.73 $275,962.73 0.00 $0.00 $58,508,000.00
A1-D2 5.73000% $6,500,000.00 $6,500,000.00 $0.00 $31,037.50 $31,037.50 0.00 $0.00 $6,500,000.00
A2-A 5.55000% $240,000,000.00 $229,333,086.14 $2,149,850.17 $1,060,665.52 $3,210,515.69 0.00 $0.00 $227,183,235.97
A2-B 5.60000% $75,644,000.00 $72,281,966.53 $677,596.94 $337,315.84 $1,014,912.78 0.00 $0.00 $71,604,369.59
A2-C 5.64000% $28,194,000.00 $26,940,904.29 $252,553.65 $126,622.25 $379,175.90 0.00 $0.00 $26,688,350.64
A3-A 5.58000% $200,000,000.00 $191,110,905.12 $1,791,541.81 $888,665.71 $2,680,207.52 0.00 $0.00 $189,319,363.31
M1 5.75000% $48,018,000.00 $48,018,000.00 $0.00 $230,086.25 $230,086.25 0.00 $0.00 $48,018,000.00
M2 5.77000% $20,579,000.00 $20,579,000.00 $0.00 $98,950.69 $98,950.69 0.00 $0.00 $20,579,000.00
M3 5.80000% $10,289,000.00 $10,289,000.00 $0.00 $49,730.17 $49,730.17 0.00 $0.00 $10,289,000.00
M4 5.99000% $6,859,000.00 $6,859,000.00 $0.00 $34,237.84 $34,237.84 0.00 $0.00 $6,859,000.00
M5 6.05000% $10,289,000.00 $10,289,000.00 $0.00 $51,873.71 $51,873.71 0.00 $0.00 $10,289,000.00
M6 6.15000% $6,859,000.00 $6,859,000.00 $0.00 $35,152.38 $35,152.38 0.00 $0.00 $6,859,000.00
M7 7.08000% $8,917,000.00 $8,917,000.00 $0.00 $52,610.30 $52,610.30 0.00 $0.00 $8,917,000.00
M8 7.08000% $6,859,000.00 $6,859,000.00 $0.00 $40,468.10 $40,468.10 0.00 $0.00 $6,859,000.00
X N/A $13,729,006.48 $15,777,528.57 $0.00 $2,238,566.86 $2,238,566.86 0.00 $0.00 $15,777,528.57
P N/A $0.00 $0.00 $0.00 $126,030.42 $126,030.42 0.00 $0.00 $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 0.00 $0.00 $0.00
C N/A $0.00 $0.00 $0.00 $0.00 $0.00 0.00 $0.00 $0.00
Totals: $1,371,959,006.48 $1,318,914,651.88 $11,103,626.77 $8,427,547.89 $19,531,174.66 $0.00 $0.00 $1,307,811,025.10
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1-A 525221KH9 $857.50285124 $28.71941438 $3.86590869 $0.00000000 $828.78343688 LIBOR 5.33000%
A1-B1 525221KK2 $1,000.00000000 $0.00000000 $4.58333333 $0.00000000 $1,000.00000000 Swap One Year MTA 4.75800%
A1-B2 525221KL0 $1,000.00000000 $0.00000000 $4.65000000 $0.00000000 $1,000.00000000
A1-C1 525221KM8 $1,000.00000000 $0.00000000 $4.63333335 $0.00000000 $1,000.00000000
A1-C2 525221KN6 $1,000.00000000 $0.00000000 $4.70833355 $0.00000000 $1,000.00000000
A1-D1 525221KP1 $1,000.00000000 $0.00000000 $4.71666661 $0.00000000 $1,000.00000000
A1-D2 525221KQ9 $1,000.00000000 $0.00000000 $4.77500000 $0.00000000 $1,000.00000000
A2-A 525221KR7 $955.55452560 $8.95770904 $4.41943967 $0.00000000 $946.59681654
A2-B 525221KS5 $955.55452560 $8.95770901 $4.45925440 $0.00000000 $946.59681654
A2-C 525221KT3 $955.55452560 $8.95770909 $4.49110626 $0.00000000 $946.59681634
A3-A 525221KU0 $955.55452560 $8.95770905 $4.44332855 $0.00000000 $946.59681655
M1 525221KV8 $1,000.00000000 $0.00000000 $4.79166667 $0.00000000 $1,000.00000000
M2 525221KW6 $1,000.00000000 $0.00000000 $4.80833325 $0.00000000 $1,000.00000000
M3 525221KX4 $1,000.00000000 $0.00000000 $4.83333366 $0.00000000 $1,000.00000000
M4 LXS64NM4 $1,000.00000000 $0.00000000 $4.99166642 $0.00000000 $1,000.00000000
M5 525221KZ9 $1,000.00000000 $0.00000000 $5.04166683 $0.00000000 $1,000.00000000
M6 525221LA3 $1,000.00000000 $0.00000000 $5.12500073 $0.00000000 $1,000.00000000
M7 525221LB1 $1,000.00000000 $0.00000000 $5.90000000 $0.00000000 $1,000.00000000
M8 525221LC9 $1,000.00000000 $0.00000000 $5.90000000 $0.00000000 $1,000.00000000
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Page 6 Page 1 of 24
Contact:
Vaneta Bernard
Account Administrator
617-603-6413
vaneta.bernard@usbank.com
Distribution Date
25-Oct-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Net Negam
Paid (2)
Interest
A1-A 5.41000% $838,898.32 $0.00 $0.00 $0.00 $0.00 $0.00 $838,898.32 $0.00
A1-B1 5.50000% $756,085.00 $0.00 $0.00 $0.00 $0.00 $0.00 $756,085.00 $0.00
A1-B2 5.58000% $87,127.05 $0.00 $0.00 $0.00 $0.00 $0.00 $87,127.05 $0.00
A1-C1 5.56000% $959,164.87 $0.00 $0.00 $0.00 $0.00 $0.00 $959,164.87 $0.00
A1-C2 5.65000% $108,296.38 $0.00 $0.00 $0.00 $0.00 $0.00 $108,296.38 $0.00
A1-D1 5.66000% $275,962.73 $0.00 $0.00 $0.00 $0.00 $0.00 $275,962.73 $0.00
A1-D2 5.73000% $31,037.50 $0.00 $0.00 $0.00 $0.00 $0.00 $31,037.50 $0.00
A2-A 5.55000% $1,060,665.52 $0.00 $0.00 $0.00 $0.00 $0.00 $1,060,665.52 $0.00
A2-B 5.60000% $337,315.84 $0.00 $0.00 $0.00 $0.00 $0.00 $337,315.84 $0.00
A2-C 5.64000% $126,622.25 $0.00 $0.00 $0.00 $0.00 $0.00 $126,622.25 $0.00
A3-A 5.58000% $888,665.71 $0.00 $0.00 $0.00 $0.00 $0.00 $888,665.71 $0.00
M1 5.75000% $230,086.25 $0.00 $0.00 $0.00 $0.00 $0.00 $230,086.25 $0.00
M2 5.77000% $98,950.69 $0.00 $0.00 $0.00 $0.00 $0.00 $98,950.69 $0.00
M3 5.80000% $49,730.17 $0.00 $0.00 $0.00 $0.00 $0.00 $49,730.17 $0.00
M4 5.99000% $34,237.84 $0.00 $0.00 $0.00 $0.00 $0.00 $34,237.84 $0.00
M5 6.05000% $51,873.71 $0.00 $0.00 $0.00 $0.00 $0.00 $51,873.71 $0.00
M6 6.15000% $35,152.38 $0.00 $0.00 $0.00 $0.00 $0.00 $35,152.38 $0.00
M7 7.08000% $52,610.30 $0.00 $0.00 $0.00 $0.00 $0.00 $52,610.30 $0.00
M8 7.08000% $40,468.10 $0.00 $0.00 $0.00 $0.00 $0.00 $40,468.10 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
A1-A $0.00 $0.00 $0.00 $0.00 $0.00
A1-B1 $0.00 $0.00 $0.00 $0.00 $0.00
A1-B2 $0.00 $0.00 $0.00 $0.00 $0.00
A1-C1 $0.00 $0.00 $0.00 $0.00 $0.00
A1-C2 $0.00 $0.00 $0.00 $0.00 $0.00
A1-D1 $0.00 $0.00 $0.00 $0.00 $0.00
A1-D2 $0.00 $0.00 $0.00 $0.00 $0.00
A2-A $0.00 $0.00 $0.00 $0.00 $0.00
A2-B $0.00 $0.00 $0.00 $0.00 $0.00
A2-C $0.00 $0.00 $0.00 $0.00 $0.00
A3-A $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
Page 7 Page 2 of 24
Contact:
Vaneta Bernard
Account Administrator
617-603-6413
vaneta.bernard@usbank.com
Distribution Date
25-Oct-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Capitalized Interest Amount:
Reconciliation:
Beginning Amount 0.00 Available funds (A):
Withdrawal: to cover Basis Risk 0.00 Servicer remittance 19,561,218.00
Withdrawal: to Depositor 0.00 Funds from Capitalized Interest Amount 0.00
Ending Amount 0.00 Net Payment to Trust from Swap Counterparty 0.00
Net Payment to SwapCounterparty 30,043.35
19,531,174.65
Basis Risk Account:
Distributions (B):
Beginning Balance 0.00 Total interest distributed 8,427,547.89
Deposit : required deposit from waterfall 0.00 Total principal distributed 11,103,626.77
Withdrawal: for Basis Risk shortfalls 0.00 19,531,174.66
Withdrawal: to X, any excess 0.00
Ending Balance 0.00 (A) - (B): (0.01)
Miscellaneous:
Cumulative Recoveries
0.00
A) Advances required to be made by Servicer 3,410,038.25
B) Advances actually made by Servicer 3,410,038.25
C) Excess of A over B 0.00
Cumulative Payments to following bonds:
Class C
0.00
Class X 11,859,826.15
Class R 0.00
Interest Remittance Amount 8,331,560.82
Principal Remittance Amount 11,103,626.76
Principal Distribution Amount 11,103,626.76
Funds Shortfall 0.00
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 15,777,528.57
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 5,564,932.30 Target Overcollateralization Amount 15,777,528.57
B) Ending Collateral Balance 1,307,811,025.12 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.426% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency Rate 0.363%
E) Applicable Delinquency Event trigger limit 2.519%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 1,371,959,006.48 Excess available interest (A): 2,238,566.86
H) Cumulative Loss % ( F / G) 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until April 2009) 100.000% 1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) Basis Risk Payments 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO 4) Remaining Amounts to X 2,238,566.86
For Distribution Dates prior to April 2012, 24.50% (B): 2,238,566.86
For Distribution Dates on or after April 2012, 30.60%
2) Cumultive Loss % exceeds applicable % (H > I)
NO (A)-(B): 0.00
NO
ACCOUNT ACTIVITY
CREDIT ENHANCEMENT AND TRIGGERS
Page 8 Page 3 of 24
Contact:
Vaneta Bernard
Account Administrator
617-603-6413
vaneta.bernard@usbank.com
Distribution Date
25-Oct-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
10.280%
Senior Enhancement Percentage for purposes of Stepdown 9.431%
The later to occur of:
(x) the Distribution Date in April 2009
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in April 2012, 24.50%
(ii) on or after the Distribution Date in April 2012, 19.60%
NO
Page 9 Page 4 of 24
Distribution Date: Oct 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,318,914,651.88
15,401,213.98
4,297,587.22
0.00
1,307,811,025.12
705.86
14,969,657.99
430,850.13
0.00
0.00
15,401,213.98
8,762,137.29
430,576.47
4,297,587.22
0.00
0.00
0.00
0.00
4,033,973.60
126,030.42
0.00
19,561,218.00
3,806
3,769
0.9532435145
7.97210%
7.58034%
10.63980%
0.00
3,804
1,307,635,978.00
0.00
0.00
0.00
4,055,754.87
11
0
0.00
0.00
412,160.77
18,415.70
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2006
COLLATERAL / REMITTANCE SUMMARY - SERVICER
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Aurora
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,318,914,651.88
15,401,213.98
4,297,587.22
0.00
1,307,811,025.12
705.86
14,969,657.99
430,850.13
0.00
0.00
15,401,213.98
8,762,137.29
430,576.47
4,297,587.22
0.00
0.00
0.00
0.00
4,033,973.60
126,030.42
0.00
19,561,218.00
3,806
3,769
0.9532435145
7.97210%
7.58034%
10.63980%
0.00
3,804
1,307,635,978.00
0.00
0.00
0.00
4,055,754.87
11.00
0.00
0.00
0.00
412,160.77
18,415.70
0.00
0.00
0.00
0.00
1,318,914,651.88
15,401,213.98
4,297,587.22
0.00
1,307,811,025.12
705.86
14,969,657.99
430,850.13
0.00
0.00
15,401,213.98
8,762,137.29
430,576.47
4,297,587.22
0.00
0.00
0.00
0.00
4,033,973.60
126,030.42
0.00
19,561,218.00
3,806
3,769
0.9532435145
7.97210%
7.58034%
10.63980%
0.00
3,804
1,307,635,978.00
0.00
0.00
0.00
4,055,754.87
11.00
0.00
0.00
0.00
412,160.77
18,415.70
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance
%
0K to 99.99K
106 8,483,680.25 0.65%
100K to 199.99K
809 124,768,042.01 9.54%
200K to 299.99K
909 224,754,629.82 17.19%
300K to 399.99K
728 252,377,581.48 19.30%
400K to 499.99K
530 235,301,765.54 17.99%
500K to 599.99K
336 182,208,598.23 13.93%
600K to 699.99K
177 113,960,023.54 8.71%
700K to 799.99K
61 45,513,011.84 3.48%
800K to 899.99K
41 34,874,865.49 2.67%
900K to 999.99K
22 20,920,762.30 1.60%
1000K to 1099.99K
16 16,416,782.14 1.26%
1100K to 1199.99K
6 6,858,346.60 0.52%
1200K to 1299.99K
10 12,412,593.71 0.95%
1300K to 1399.99K
4 5,343,463.08 0.41%
1400K to 1499.99K
5 7,225,558.98 0.55%
1500K to 1599.99K
2 3,043,957.27 0.23%
1700K to 1799.99K
2 3,558,956.64 0.27%
1800K to 1899.99K
2 3,723,459.98 0.28%
1900K to 1999.99K
1 1,975,443.57 0.15%
2000K to 2099.99K
2 4,089,502.65 0.31%
Total
3,769
1,307,811,025.12
100.00%
Remaining Principal Balance
Balance

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
280.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1700K to 1799.99K 1800K to 1899.99K 1900K to 1999.99K 2000K to 2099.99K
Balance
Count
Balance ($)
%
6.50% - 6.99%
5 3,277,628.55 0.25%
7.00% - 7.49%
125 50,047,366.78 3.83%
7.50% - 7.99%
1,054 382,021,640.92 29.21%
8.00% - 8.49%
2,475 842,243,164.56 64.40%
8.50% - 8.99%
58 15,295,529.44 1.17%
9.00% - 9.49%
50 14,542,785.02 1.11%
9.50% - 9.99%
2 382,909.85 0.03%
Total
3,769
1,307,811,025.12
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.97%
Count
Balance ($)
%
2.00% - 2.99%
318 126,908,283.94 9.70%
3.00% - 3.99%
3,359 1,155,870,984.84 88.38%
4.00% - 4.99%
91 24,788,160.63 1.90%
5.00% - 5.99%
1 243,595.71 0.02%
Total
3,769
1,307,811,025.12
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.37%

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
318 126,908,283.94 9.70%
3.00% - 3.99%
3,359 1,155,870,984.84 88.38%
4.00% - 4.99%
91 24,788,160.63 1.90%
5.00% - 5.99%
1 243,595.71 0.02%
Total
3,769
1,307,811,025.12
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.37%
Count
Balance ($)
%
9.00% - 9.99%
1,678 613,205,597.01 46.89%
10.00% - 10.99%
7 2,362,048.20 0.18%
11.00% - 11.99%
15 4,849,063.16 0.37%
12.00% - 12.99%
2,066 686,408,846.22 52.49%
13.00% - 13.99%
2 503,319.36 0.04%
14.00% - 14.99%
1 482,151.17 0.04%
Total
3,769
1,307,811,025.12
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.04%
Count
Balance ($)
%
1
3,769 1,307,811,025.12 100.00%
Total
3,769
1,307,811,025.12
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
3,769 1,307,811,025.12 100.00%
Total
3,769
1,307,811,025.12
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Year MTA
3,769 1,307,811,025.12 100.00%
Total
3,769
1,307,811,025.12
100.00%
Indices
Index

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
2 Units
176 56,605,711.81 4.33%
3 Units
78 32,545,710.88 2.49%
4 Units
80 30,861,758.57 2.36%
Condominium
499 131,897,387.44 10.09%
Cooperative
4 1,936,330.25 0.15%
Planned Unit Development
774 281,258,820.60 21.51%
Single Family
2,158 772,705,305.57 59.08%
Total
3,769
1,307,811,025.12
100.00%
Property Type
Type
Count
Balance ($)
%
2005
94 37,999,034.16 2.91%
2006
3,675 1,269,811,990.96 97.09%
Total
3,769
1,307,811,025.12
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00%-19.99%
2 611,779.67 0.05%
20.00%-24.99%
3 382,240.59 0.03%
25.00%-29.99%
5 1,113,743.87 0.09%
30.00%-34.99%
5 1,123,805.99 0.09%
35.00%-39.99%
6 2,200,645.96 0.17%
40.00%-44.99%
17 4,147,182.40 0.32%
45.00%-49.99%
17 6,085,586.12 0.47%
50.00%-54.99%
39 14,632,124.88 1.12%
55.00%-59.99%
37 13,344,420.67 1.02%
60.00%-64.99%
97 32,827,210.34 2.51%
65.00%-69.99%
134 53,561,333.50 4.10%
70.00%-74.99%
330 128,553,626.15 9.83%
75.00%-79.99%
814 290,186,382.80 22.19%
80.00%-84.99%
1,984 682,428,251.64 52.18%
85.00%-89.99%
58 15,224,117.30 1.16%
90.00%-94.99%
147 41,142,079.50 3.15%
95.00%-99.99%
73 19,938,745.89 1.52%
5.00%- 9.99%
1 307,747.85 0.02%
Total
3,769
1,307,811,025.12
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
337 - 360
2,787 919,567,470.62 70.31%
457 - 480
982 388,243,554.50 29.69%
Total
3,769
1,307,811,025.12
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 387

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
337 - 360
2,787 919,567,470.62 70.31%
457 - 480
982 388,243,554.50 29.69%
Total
3,769
1,307,811,025.12
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 387
Count
Balance ($)
%
337 - 360
2,787 919,567,470.62 70.31%
457 - 480
982 388,243,554.50 29.69%
Total
3,769
1,307,811,025.12
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 396
Count
Balance ($)
%
337 - 360
2,787 919,567,470.62 70.31%
457 - 480
982 388,243,554.50 29.69%
Total
3,769
1,307,811,025.12
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 396

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
ALABAMA
2 223,983.04 0.02%
ALASKA
1 280,016.71 0.02%
ARIZONA
171 46,263,870.18 3.54%
CALIFORNIA
1,509 669,025,696.59 51.16%
COLORADO
85 21,310,237.49 1.63%
CONNECTICUT
20 5,914,932.87 0.45%
DELAWARE
5 1,278,646.21 0.10%
DISTRICT OF COLUMBIA
15 5,731,177.03 0.44%
FLORIDA
530 140,305,093.36 10.73%
GEORGIA
58 10,922,572.31 0.84%
HAWAII
5 1,976,844.75 0.15%
IDAHO
28 5,677,558.81 0.43%
ILLINOIS
41 10,418,794.05 0.80%
INDIANA
15 2,876,124.43 0.22%
IOWA
2 298,104.62 0.02%
KANSAS
2 350,909.93 0.03%
KENTUCKY
1 530,862.94 0.04%
LOUISIANA
1 174,328.39 0.01%
MARYLAND
93 31,024,027.04 2.37%
MASSACHUSETTS
43 14,815,284.28 1.13%
MICHIGAN
74 16,919,417.43 1.29%
MINNESOTA
76 16,958,493.77 1.30%
MISSOURI
18 4,105,190.46 0.31%
NEVADA
224 71,804,538.93 5.49%
NEW HAMPSHIRE
2 685,181.83 0.05%
NEW JERSEY
83 27,810,197.00 2.13%
NEW MEXICO
9 1,738,949.37 0.13%
NEW YORK
116 50,322,253.77 3.85%
NORTH CAROLINA
21 5,717,048.53 0.44%
NORTH DAKOTA
6 918,356.83 0.07%
OHIO
36 7,780,498.21 0.59%
OKLAHOMA
2 637,988.04 0.05%
OREGON
67 15,937,606.46 1.22%
PENNSYLVANIA
35 7,668,292.81 0.59%
RHODE ISLAND
3 738,346.82 0.06%
SOUTH CAROLINA
4 2,843,714.06 0.22%
TENNESSEE
9 1,925,253.69 0.15%
TEXAS
55 11,449,267.90 0.88%
UTAH
55 11,231,044.84 0.86%
VIRGINIA
115 43,881,887.83 3.36%
WASHINGTON
121 35,011,561.38 2.68%
WISCONSIN
8 1,750,916.73 0.13%
WYOMING
3 575,953.40 0.04%
Total
3,769
1,307,811,025.12
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
NEVADA
NEW YORK
ARIZONA
VIRGINIA
WASHINGTON
MARYLAND
NEW JERSEY
COLORADO
MINNESOTA
MICHIGAN
OREGON
MASSACHUSETTS
TEXAS
UTAH
GEORGIA
ILLINOIS
OHIO
PENNSYLVANIA
CONNECTICUT
DISTRICT OF
COLUMBIA
NORTH CAROLINA
IDAHO
MISSOURI
INDIANA
SOUTH CAROLINA
HAWAII
TENNESSEE
WISCONSIN
NEW MEXICO
DELAWARE
NORTH DAKOTA
RHODE ISLAND
NEW HAMPSHIRE
OKLAHOMA
WYOMING
KENTUCKY
KANSAS
IOWA
ALASKA
ALABAMA
LOUISIANA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,736
1,296,882,356.31
99.53%
1,293,447,537.89
14
4,217,161.20
0.32%
4,179,413.44
3
707,344.86
0.05%
699,260.88
0
0.00
0.00%
0.00
3
1,146,575.31
0.09%
1,127,731.89
3,756
1,302,953,437.68
1,299,453,944.10
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
385,278.74
41.66%
383,990.27
2
539,472.06
58.34%
534,887.55
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3
924,750.80
918,877.82
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
5
1,685,887.70
42.87%
1,666,638.91
1
375,637.97
9.55%
371,391.90
4
1,871,310.97
47.58%
1,836,933.17
10
3,932,836.64
3,874,963.98
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,737
1,297,267,635.05
99.19%
1,293,831,528.16
16
4,756,633.26
0.36%
4,714,300.99
8
2,393,232.56
0.18%
2,365,899.79
1
375,637.97
0.03%
371,391.90
7
3,017,886.28
0.23%
2,964,665.06
3,769
1,307,811,025.12
100.00%
1,304,247,785.90
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 99.2%
30 - 59 days 0.4%
60 - 89 days 0.2%
90 - 120 days 0.0%
120 + days 0.2%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
14 4,217,161.20 69.46% 3 707,344.86 11.65% 0 0.00 0.00% 3 1,146,575.31 18.89%
20
6,071,081.37
Bankruptcy
2 539,472.06 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
2
539,472.06
Foreclosure
0 0.00 0.00% 5 1,685,887.70 42.87% 1 375,637.97 9.55% 4 1,871,310.97 47.58%
10
3,932,836.64
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
16
4,756,633.26
45.11%
8
2,393,232.56
22.70%
1
375,637.97
3.56%
7
3,017,886.28
28.62%
32
10,543,390.07
100.00%
45.11
22.70
3.56
28.62
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
40
45
50
Group 1
0
5
10
15
20
25
30
35
40
45
50
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
57.58
5.12
37.30
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
Group 1
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
April 2006
May 2006
June 2006
July 2006
August 2006
September 2006
October 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
2 854,738.90 6 1,921,251.76 9 5,033,841.91 10 3,943,600.28 8 3,556,427.52 15 4,053,433.47 16 4,756,633.26
60 - 89 days
0 0.00 1 395,948.95 3 893,298.04 4 1,386,412.66 5 2,080,153.39 2 1,404,448.75 8 2,393,232.56
90 - 120 days
0 0.00 0 0.00 1 396,785.16 2 592,907.68 2 1,050,445.65 4 1,766,206.34 1 375,637.97
120 + days
0 0.00 0 0.00 0 0.00 1 397,668.62 3 992,922.67 4 1,382,962.56 7 3,017,886.28
Bankruptcy
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 3 921,831.13 3 924,750.80
Foreclosure
0 0.00 0 0.00 0 0.00 2 592,907.68 6 2,664,243.46 5 2,005,885.04 10 3,932,836.64
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
9/
1/
20
06
10
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Oct 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
13.15%
15,400,508.12
3 Month
12.89%
6 Month
11.86%
Life CPR
10.92%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
6 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
Group 1
Total
Amount ($)

Distribution Date: Oct 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Bankruptcy
Count
Balance ($)
%
3 924,750.80 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
119506947 380,000.00 385,278.74 8.13% 10/01/2006 360
119694420 228,000.00 230,660.22 8.13% 08/01/2006 360
119699304 304,000.00 308,811.84 8.13% 08/01/2006 360
Total:
3
924,750.80
912,000.00

Distribution Date: Oct 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Foreclosure
Count
Balance ($)
%
10 3,932,836.64 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
119178721 517,500.00 526,513.68 7.50% 03/01/2006 360
119344737 370,000.00 375,637.97 8.00% 06/01/2006 360
119348290 70,200.00 70,851.89 8.38% 03/01/2006 360
119498871 430,000.00 435,828.22 8.13% 07/01/2006 360
119507853 380,000.00 389,145.56 8.13% 04/01/2006 480
119691335 870,000.00 884,799.84 7.88% 05/01/2006 360
119694735 204,000.00 206,960.53 8.13% 07/01/2006 360
119695344 196,000.00 198,572.51 8.13% 07/01/2006 360
119696714 180,000.00 182,751.43 8.13% 07/01/2006 360
119697522 650,000.00 661,775.01 7.63% 07/01/2006 480
Total:
10
3,932,836.64
3,867,700.00

Distribution Date: Oct 25, 2006
REO LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
37 14,731,530.00 14,969,657.99 0.00 1,318,914,651.88
1.13%
98.87%
1
Prepayment 1.13%
Liquidation 0.00%
Beginning Balance 98.87%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
117472191 975,000.00 1,001,851.33 1,004,662.50 0.00 0.00 0.00 Voluntary PIF 09/13/2006 0.00 7.625% 0.00
119178895 200,000.00 202,865.12 203,427.31 0.00 0.00 0.00 Voluntary PIF 09/28/2006 0.00 8.000% 0.00
119338846 304,000.00 307,256.00 308,287.21 0.00 0.00 0.00 Voluntary PIF 09/21/2006 0.00 8.125% 0.00
119342764 490,000.00 498,000.50 499,744.46 0.00 0.00 0.00 Voluntary PIF 09/12/2006 0.00 8.000% 0.00
119342806 174,930.00 177,568.57 178,148.64 0.00 0.00 0.00 Voluntary PIF 09/22/2006 0.00 8.000% 0.00
119342913 496,000.00 505,121.89 506,841.42 0.00 0.00 0.00 Voluntary PIF 09/08/2006 0.00 7.875% 0.00
119342921 544,000.00 552,882.22 554,818.38 0.00 0.00 0.00 Voluntary PIF 09/25/2006 0.00 8.000% 0.00
119343564 188,300.00 191,374.48 192,044.66 0.00 0.00 0.00 Voluntary PIF 09/13/2006 0.00 8.000% 0.00
119343630 250,000.00 250,016.56 250,853.19 0.00 0.00 0.00 Voluntary PIF 09/01/2006 0.00 7.875% 0.00
119343754 180,000.00 183,464.31 184,165.71 0.00 0.00 0.00 Voluntary PIF 09/01/2006 0.00 8.000% 0.00
119343952 432,000.00 439,541.46 440,980.82 0.00 0.00 0.00 Voluntary PIF 09/14/2006 0.00 8.000% 0.00
119344562 243,000.00 245,487.44 246,163.88 0.00 0.00 0.00 Voluntary PIF 09/25/2006 0.00 8.000% 0.00
119345031 420,000.00 418,809.30 420,151.86 0.00 0.00 0.00 Voluntary PIF 09/19/2006 0.00 8.000% 0.00
119345346 178,400.00 178,559.79 179,134.50 0.00 0.00 0.00 Voluntary PIF 09/21/2006 0.00 8.000% 0.00
119345791 336,000.00 338,336.65 339,432.63 0.00 0.00 0.00 Voluntary PIF 09/14/2006 0.00 8.000% 0.00
119346146 488,000.00 495,165.20 496,782.11 0.00 0.00 0.00 Voluntary PIF 09/11/2006 0.00 8.000% 0.00
119347839 932,000.00 947,052.27 949,973.67 0.00 0.00 0.00 Voluntary PIF 09/06/2006 0.00 7.500% 0.00
119425098 400,000.00 400,370.26 401,669.42 0.00 0.00 0.00 Voluntary PIF 09/05/2006 0.00 7.750% 0.00
119425338 400,000.00 404,815.03 406,016.40 0.00 0.00 0.00 Voluntary PIF 09/21/2006 0.00 7.375% 0.00
119427292 226,400.00 228,040.02 228,747.22 0.00 0.00 0.00 Voluntary PIF 09/07/2006 0.00 8.125% 0.00
119428076 173,600.00 174,155.60 174,547.99 0.00 0.00 0.00 Voluntary PIF 09/27/2006 0.00 8.125% 5,604.66
119430692 114,000.00 108,854.61 109,246.42 0.00 0.00 0.00 Voluntary PIF 09/19/2006 0.00 8.125% 3,705.00
119430841 383,950.00 389,887.70 391,153.07 0.00 0.00 0.00 Voluntary PIF 09/28/2006 0.00 8.125% 12,461.53

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
119432375 365,000.00 372,213.38 373,721.89 0.00 0.00 0.00 Voluntary PIF 09/11/2006 0.00 8.125% 0.00
119499515 488,000.00 494,719.45 496,265.37 0.00 0.00 0.00 Voluntary PIF 09/20/2006 0.00 8.125% 15,819.76
119500130 336,000.00 340,639.94 341,715.78 0.00 0.00 0.00 Voluntary PIF 09/25/2006 0.00 7.875% 0.00
119501195 296,500.00 300,604.95 301,450.43 0.00 0.00 0.00 Voluntary PIF 09/20/2006 0.00 7.750% 0.00
119502722 946,350.00 959,990.89 963,146.99 0.00 0.00 0.00 Voluntary PIF 09/07/2006 0.00 7.750% 0.00
119507234 488,000.00 495,034.10 496,661.59 0.00 0.00 0.00 Voluntary PIF 09/28/2006 0.00 7.750% 0.00
119507473 423,200.00 429,941.23 431,311.97 0.00 0.00 0.00 Voluntary PIF 09/25/2006 0.00 7.625% 0.00
119507861 237,000.00 240,800.85 241,774.37 0.00 0.00 0.00 Voluntary PIF 09/27/2006 0.00 8.125% 7,687.85
119697282 181,900.00 184,160.03 184,779.17 0.00 0.00 0.00 Voluntary PIF 09/19/2006 0.00 8.125% 5,911.75
119697563 850,000.00 852,841.01 856,259.48 0.00 0.00 0.00 Voluntary PIF 09/19/2006 0.00 8.125% 27,544.95
119697704 628,000.00 634,861.03 636,511.89 0.00 0.00 0.00 Voluntary PIF 09/29/2006 0.00 8.125% 20,410.00
119698942 192,000.00 194,181.32 194,786.42 0.00 0.00 0.00 Voluntary PIF 09/07/2006 0.00 8.125% 1,920.00
119702181 250,000.00 252,720.45 253,568.77 0.00 0.00 0.00 Voluntary PIF 09/13/2006 0.00 8.125% 8,097.07
119702637 520,000.00 528,572.82 530,710.40 0.00 0.00 0.00 Voluntary PIF 09/18/2006 0.00 8.125% 16,867.85
Total:
37
14,731,530.00
14,920,757.76
0.00
14,969,657.99
0.00
0.00
0.00
126,030.42

Distribution Date: Oct 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #